Schedule of Weighted Average Number of Shares (Details)	12 Months Ended
Feb. 29, 2016 CAD
Shareholders Equity Schedule Of Weighted Average Number Of Shares 1	CAD 2,880,882
Shareholders Equity Schedule Of Weighted Average Number Of Shares 2	2,922,684
Shareholders Equity Schedule Of Weighted Average Number Of Shares 3	2,929,722
Shareholders Equity Schedule Of Weighted Average Number Of Shares 4	0
Shareholders Equity Schedule Of Weighted Average Number Of Shares 5	270,279
Shareholders Equity Schedule Of Weighted Average Number Of Shares 6	316,501
Shareholders Equity Schedule Of Weighted Average Number Of Shares 7	2,880,882
Shareholders Equity Schedule Of Weighted Average Number Of Shares 8	3,192,963
Shareholders Equity Schedule Of Weighted Average Number Of Shares 9	CAD 3,246,223